AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 5, 2024.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 551	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 552	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 10, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 551 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating July 10, 2024, as the new effective date for Post-Effective Amendment No. 543 to the Trust’s Registration Statement, which was filed on April 24, 2024 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco MSCI EAFE Income Advantage ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 543 to the Trust’s Registration Statement, which was filed on April 24, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 5th day of July, 2024.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Brian Hartigan
Brian Hartigan
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Brian Hartigan Brian Hartigan	President	July 5, 2024

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	July 5, 2024

/s/ Adam Henkel Adam Henkel	Secretary	July 5, 2024

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	July 5, 2024

*/s/ Todd J. Barre Todd J. Barre	Trustee	July 5, 2024

*/s/ Victoria J. Herget Victoria J. Herget	Trustee	July 5, 2024

*/s/ Marc M. Kole Marc M. Kole	Trustee	July 5, 2024

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	July 5, 2024

*/s/ Joanne Pace Joanne Pace	Trustee	July 5, 2024

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	July 5, 2024

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	July 5, 2024

*By: /s/ Adam Henkel Adam Henkel Attorney-In-Fact		July 5, 2024

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 436 to the Trust’s Registration Statement and incorporated by reference herein.